CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]		Accumulated Deficit Attributable to Common Stockholders [Member]	Total	Par Value [Member]	Mezzanine Equity [Member]
Beginning balance at Dec. 31, 2020									$ 0	$ 13,517
Beginning balance (in shares) at Dec. 31, 2020								11,264
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (Note 16)									0	2,188
Issuance of preferred shares (in shares)								2,188
Deemed dividend equivalents on Series F Shares related to redemption value										437
Beneficial conversion feature related to the issuance of Series E Shares										(900)
Deemed dividend related to beneficial conversion feature of Series E Shares										900
Ending balance at Dec. 31, 2021									0	16,142
Ending balance (in shares) at Dec. 31, 2021								13,452
Balance at Dec. 31, 2020		$ 1	$ 2	[1]	$ 466,068	[1]	$ (345,370)	$ 120,701
Balance (in shares) at Dec. 31, 2020		100,000	165,966	[1]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							8,616	8,616
Stock-based compensation					(34)	[1]		(34)
Deemed dividend equivalents on Series E and Series F Shares related to redemption value					(437)	[1]		(437)
Dividends of Preferred Shares (Note 15)					(1,883)	[1]		(1,883)
Deemed dividend related to beneficial conversion feature of Series E Shares					(900)	[1]		(900)
Beneficial conversion feature related to the issuance of Series E Shares					900	[1]		900
Excess of consideration over carrying value of acquired assets (Note 1)					(33,741)			(33,741)
Deemed dividend on warrant inducement (Note 9)								0
Balance at Dec. 31, 2021		$ 1	$ 2	[1]	429,973	[1]	(336,754)	$ 93,222
Balance (in shares) at Dec. 31, 2021		100,000	165,966	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred shares (Note 16)									72	71,928
Issuance of preferred shares (in shares)								7,200,000
Deemed dividend equivalents on Series F Shares related to redemption value										14,400
Redemptions of preferred shares (Note 15)									(13)	(16,178)
Redemptions of preferred shares (Note 15) (in shares)								(1,349,252)
Ending balance at Dec. 31, 2022								$ 86,351	59	86,292
Ending balance (in shares) at Dec. 31, 2022								5,864,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							18,948	$ 18,948
Stock-based compensation					(16)	[1]		(16)
Redemption of fractional shares due to reverse stock split					(15)			(15)
Redemption of fractional shares due to reverse stock split (in shares)			(535)
Deemed dividend equivalents on Series E and Series F Shares related to redemption value					(14,400)			(14,400)
Dividends of Preferred Shares (Note 15)					(12,390)			(12,390)
Excess of consideration over carrying value of acquired assets (Note 1)								0
Exercise of Warrants, net of fees (Note 9)			$ 1		4,535			4,536
Exercise of Warrants, net of fees (in shares)			59,595
Issuance of common stock pursuant to equity offerings, net (Note 9)			$ 6		20,781			20,787
Issuance of common stock pursuant to equity offerings, net (Note 9) (in shares)			632,882
Deemed dividend on warrant inducement (Note 9)					(1,345)			(1,345)
Incremental fair value of the October 2022 Warrants (Note 9)					1,345			1,345
Balance at Dec. 31, 2022		$ 1	$ 9	[1]	428,468	[1]	(317,806)	$ 110,672
Balance (in shares) at Dec. 31, 2022		100,000	857,908	[1]
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Series E Shares (Note 15)									0	(16,142)
Conversion of Series E Shares Note 15 (in shares)								(13,452)
Redemptions of preferred shares (Note 15)									(22)	(26,271)
Redemptions of preferred shares (Note 15) (in shares)								(2,191,121)
Ending balance at Dec. 31, 2023								$ 43,916	$ 37	$ 43,879
Ending balance (in shares) at Dec. 31, 2023								3,659,627
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income							6,066	$ 6,066
Redemption of fractional shares due to reverse stock split								0
Redemption of fractional shares due to reverse stock split (in shares)	[1]		(27)
Conversion of Series E Shares (Note 15)			$ 29		38,539			38,568
Conversion of Series E Shares (Note 15) (in shares)			2,930,718
Dividends of Preferred Shares (Note 15)					(6,010)	[1]		(6,010)
Deemed dividend related to beneficial conversion feature of Series E Shares					(22,426)			(22,426)
Excess of consideration over carrying value of acquired assets (Note 1)								0
Exercise of Warrants, net of fees (Note 9)					12	[1]		12
Exercise of Warrants, net of fees (in shares)	[1]		500
Issuance of common stock pursuant to equity offerings, net (Note 9)			$ 8	[1]	12,574	[1]		12,582
Issuance of common stock pursuant to equity offerings, net (Note 9) (in shares)	[1]		837,098
Deemed dividend on warrant inducement (Note 9)								0
Balance at Dec. 31, 2023		$ 1	$ 46	[1]	$ 451,157	[1]	$ (311,740)	$ 139,464
Balance (in shares) at Dec. 31, 2023		100,000	4,626,197	[1]

[1]	Adjusted to reflect the reverse stock split effected in September 2023 (see Note 1)